Right-of-Use Assets and Lease Liability - Schedule of Operating Lease Cost (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 85,492	$ 170,983	$ 341,966